Document and Entity Information	0 Months Ended
Jan. 21, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 21, 2015
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jan. 21, 2015
Document Effective Date	Jan. 21, 2015
Prospectus Date	Nov. 28, 2014
PACE® Strategic Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCSIX
PACE® Strategic Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PBNAX
PACE® Strategic Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PBNCX
PACE® Strategic Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PSFYX